Income taxes - Disclosure of reconciliation between the income tax benefit expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Profit / (loss) before tax	€ (115)	€ 82	€ (728)
Multiplied by theoretical tax rate	30	(22)	198
Effect of different foreign tax rates	(8)	8	(8)
Tax exempt Income	2	5
Non-deductible expenditures	(15)	(6)	(2)
Taxes related to prior years	(8)	(7)	6
Effect of changes in tax rate	0	(21)
Other changes in group tax provision not included in separate lines	38		(3)
Impairment on investments in subsidiaries and other assets	17	7	(167)
Impact of deferred taxes	(24)	(8)	(193)
Foreign withholding taxes	(2)	(9)	(8)
Foreign exchange impact and other	(9)	(2)	1
Income tax expense per consolidated income statement	€ 21	€ (55)	€ (176)